Property and Equipment (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Mar. 31, 2017	Mar. 31, 2016
Property And Equipment Details Narrative
Depreciation expense	$ 313	$ 431	$ 586	$ 863	$ 1,606	$ 799
Computer equipment			3 years		3 years